Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2025		Jul. 31, 2024		Jul. 31, 2025		Jul. 31, 2024
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost		$ 44		$ 39		$ 133		$ 115
Net interest (income) expense		(12)	[1]	(16)	[1]	(38)	[2]	(46)	[2]
Impact of plan amendments						(19)
Administrative expenses		2		3		9		9
Benefits expense		34		26		85		78
Government pension plans expense	[3]	96		93		310		302
Defined contribution expense		66		62		244		231
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income		196		181		639		611
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost		2		1		5		4
Net interest (income) expense		9	[1]	11	[1]	28	[2]	31	[2]
Impact of plan amendments								(84)
Benefits expense		11		12		33		(49)
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income		$ 11		$ 12		$ 33		$ (49)

[1]	Net interest (income) expense is increased by $nil million for pension benefit plans and $1 million for other employee future benefit plans for the three months ended July 31, 2025 ($nil million for pension benefit plans and $1 million for other employee future benefit plans for the three months ended July 31, 2024) as a result of assets written down through other comprehensive income due to the asset ceiling.
[2]	Net interest (income) expense is increased by $nil million for pension benefit plans and $4 million for other employee future benefit plans for the nine months ended July 31, 2025 ($nil million for pension benefit plans and $2 million for other employee future benefit plans for the nine months ended July 31, 2024) as a result of assets written down through other comprehensive income due to the asset ceiling.
[3]	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.